Dispositions and Assets Held For Sale	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment Assets Held For Sale Disclosure [Abstract]
Dispositions and Assets Held for Sale

NOTE 4 — DISPOSITIONS AND ASSETS HELD FOR SALE

On April 1, 2015, the Company closed the sale of Railroad Pass. At closing, the Company received $8 million in cash proceeds. The assets and liabilities of Railroad Pass were classified as held for sale as of December 31, 2014. At December 31, 2014, assets held for sale of $9 million, comprised predominantly of property, plant and equipment, were classified within “Prepaid expenses and other”  and  liabilities related to assets held for sale of $2 million, comprised of accounts payable and other accrued liabilities, were classified  within “Other accrued liabilities.”

On April 30, 2015, the Company closed the sale of Gold Strike and related assets in Jean, Nevada. At closing, the Company received $12 million in cash proceeds.  The assets and liabilities of Gold Strike were classified as held for sale as of December 31, 2014.  At December 31, 2014, assets held for sale of  $14 million comprised predominantly of property, plant and equipment, were classified within “Prepaid expenses and other”  and  liabilities related to assets held for sale of $2 million, comprised of accounts payable and other accrued liabilities, were classified  within “Other accrued liabilities.”

On July 7, 2015, the Company entered into an agreement with Eldorado Resorts, Inc. to sell Circus Circus Reno, as well as the Company’s 50% interest in Silver Legacy and associated real property.  On November 23, 2015, the Company closed the sale and received $80 million in cash proceeds and recorded a gain of $23 million related to the sale, classified within “Property transactions, net.”  See Note 6 for further discussion of the sale of the Company’s 50% investment in Silver Legacy.

Railroad Pass, Gold Strike and Circus Circus Reno were not classified as discontinued operations because the Company concluded that the sales did not have a major effect on the Company’s operations or its financial results and they do not represent a disposal of a major geographic segment or product line.